Summary of Significant Accounting Policies (Details) - Millburn Multi Markets Trading L P [Member] - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Management Fees		$ 8,923,504	$ 8,522,450
U S Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees		3,148,410	3,415,443
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees		5,609,122	4,977,566
Other [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	[1]	$ 165,972	$ 129,441

[1]	Direct investors in the Partnership